CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Consolidated Statements Of Operations
Sales	$ 613,774	$ 911,880	$ 1,072,468	$ 1,852,494
Cost of sales	77,369	58,861	166,451	260,685
Gross margin	536,405	853,019	906,017	1,591,809
Operating expenses
Selling, general & administrative expenses	424,208	648,689	813,193	1,550,661
Total operating expenses	424,208	648,689	813,193	1,550,661
Loss from operations	112,197	204,331	92,824	41,149
Other income (expenses)
Interest expense	(14,399)	(868)	(29,324)	(1,785)
Total other income (expenses)	(14,399)	(868)	(29,324)	(1,785)
Net loss before income taxes	97,798	203,463	63,500	39,364
Provision of income taxes	(27,474)	(16,126)	(33,777)	(16,126)
Net income (loss)	70,324	187,337	29,723	23,238
Net loss attributable to the noncontrolling interest	(15,442)	(42,130)	(18,053)	(9,675)
Net loss attributable to Umatrin Holding Limited common Stockholders	$ 54,882	$ 145,206	$ 11,670	$ 13,562
Net Loss Per Common Share - basic & diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted Average Number of Shares Outstanding - Basic and Diluted	158,319,000	158,319,000	158,319,000	158,319,000